Note 3 - Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Inventory, Current [Table Text Block]
	2017	2018
Lubricants	1,107,571	1,043,763
Victualing	85,447	79,965
Bunkers	-	580,663
Total	1,193,018	1,704,391